Subsequent Events	6 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Subsequent Events

On October 1, 2014 the Company issued 648,649 shares at $0.0185 per share to satisfy the conversion of $12,000 of a $37,500 note payable, leaving a remaining principal balance owing of $13,500.

On October 6, 2014, the Company approved the granting of 15,500,000 additional options with an exercise price of $0.0191984/share and a term of 5 years, under the Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan. At the same time the Company approved reserving an additional 30,000,000 shares of common stock under the Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan. The 2013 Plan is intended to aid in recruiting and retaining key employees, directors or consultants and to motivate them by providing incentives through the granting of awards of stock options or other stock based awards. The 2013 Plan is administered by the board of directors. Directors, officers, employees and consultants and our affiliates are eligible to participate under the 2013 Plan. After this approval a total of 90,004,800 common shares have been reserved for awards under the 2013 Plan.

On October 6, 2014, the Company entered into an assignment agreement with a related party to obtain the US Patent #6,063,814 entitled “Phorbol Esters as Anti-neoplastic and White Blood Cell Elevating Agents” and the utility patent application titled “Compositions and Methods of Use of Phorbol Esters for the Treatment of Neoplasms” and all related intellectual property, with the exception of the indication for Hodgkin’s Lymphoma, in consideration the Company will issue 220,792,028 shares of restricted common stock.

On October 6, 2014, the Company granted Ben Chang 8,000,000 bonus shares of the Company’s restricted common stock and granted the Company’s outside legal counsel 4,000,000 shares of Company’s restricted common stock

On October 7, 2014, the Company issued 1,025,641 common shares at $0.0195 per share related to the agreement dated August 12, 2014, where the Company entered into an Investment Agreement and Registration Rights Agreement with Macallan Partners (“Macallan”) pursuant to which Macallan has agreed to purchase up to $4,000,000 in shares of Company common stock. The obligations of Macallan to purchase the shares of Company common stock are subject to the conditions set forth in the Investment Agreement, including, without limitation, the condition that a registration statement on Form S-1 registering the shares of Company common stock to be sold to Macallan be filed with the Securities and Exchange Commission and become effective.

On October 29, 2014, the Company issued 2,900,000 common shares at $0.01724 per share related to the agreement dated August 12, 2014 for total cash proceeds of $50,000.

The Registration Rights Agreement provides that the Company shall use commercially reasonable efforts to file the registration statement within 21 days after August 12, 2014 and have the registration statement become effective within 90 days of August 12, 2014. The purchase price of the shares of Company common stock will be equal to 65% of the market price (as determined in the Investment Agreement) calculated at the time of purchase. The foregoing is only a brief description of the material terms of the Investment Agreement and Registration Rights, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements which are filed as an exhibit to this Current Report.

On October 7, 2014, the Company issued a convertible promissory note in the amount of $33,000. The note is due on July 6, 2015 and bears interest at 8% per annum. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 58% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On October 8, 2014 the Company issued 505,618 shares at $0.0178 per share to satisfy the conversion of $9,000 of a $37,500 note payable, leaving a remaining principal balance owing of $4,500.

On October 16, 2014 the Company issued 454,545 shares at $0.0132 per share to satisfy the conversion of $4,500 of a $37,500 note payable and $1,500 of accrued interest, leaving a remaining principal and interest balance owing of $0.

On October 29, 2014 the Company issued 1,250,000 shares at $0.012 per share to satisfy the conversion of $15,000 of a $55,000 note payable, leaving a remaining principal balance owing of $38,000.

On November 3, 2014 the Company issued 819,672 shares at $0.0122 per share to satisfy the conversion of $10,000 of a $55,000 note payable, leaving a remaining principal balance owing of $28,000.

On November 7, 2014 the Company issued 1,188,119 shares at $0.0101 per share to satisfy the conversion of $12,000 of a $55,000 note payable, leaving a remaining principal balance owing of $16,000.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2014 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.